Fair Value, Option, Instrument Specific Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	$ 33	$ 89	$ 166
Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	4	29	40
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	$ 29	$ 60	$ 126